Summary of Significant Accounting Policies (Details 2) - Southland Holdings [Member]	12 Months Ended
Dec. 31, 2022
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	40
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	Lesser of 15 years or lease term
Auto And Trucks [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3-7 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	5-10 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3-7 years